Shareholders' Equity (Deficiency) Shareholders' Equity (Deficiency) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended																																					12 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Nov. 13, 2012 Support Agreement [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Dec. 31, 2009 Common Class A [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Dec. 31, 2009 Common Class B [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Preferred Stock [Member]	Dec. 31, 2010 Series A-1 Preferred Stock [Member]	Dec. 31, 2009 Series A-1 Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Preferred Stock [Member]	Dec. 31, 2011 Series B-1 Preferred Stock [Member]	Dec. 31, 2010 Series B-1 Preferred Stock [Member]	Dec. 31, 2009 Series B-1 Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member] Common Class B [Member]	Dec. 31, 2010 Restricted Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Warrants [Member]	Dec. 31, 2012 Series A-2 Warrants [Member]
Common Stock, Shares Authorized				19,000,000						19,000,000	19,000,000	0	80,000,000			0	10,000,000
Common Stock, Shares, Outstanding										9,999,945	9,999,945	0	9,333,680	9,333,680	9,333,680	0	360,050	360,050	360,050
Preferred Stock, Shares Authorized				1,000,000																1,000,000	1,000,000	0	0	89,526			0	105,000			0	93,180			0	86,000			0	52,332
Preferred Stock, Shares Outstanding																0	360,050				0	0	0	87,254	87,254	87,254	0	100,702	100,702	100,702	0	91,187	91,187	91,187	0	64,633	64,633	64,633	0	14,402	14,402	14,402
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty					97.50%	2.50%
Issuance of senior secured notes	$ 150,000	$ 0	$ 0				$ 150,000	$ 150,000	$ 150,000
Restructuring Plan, Warrants, Term						8 years
Restructuring Plan, Warrants, Percentage of Common Stock Outstanding Subject to Warrants						15.00%
Stock compensation expense																																											$ 8
Number of votes per common share	1
Stock awards exercisable for capital stock																																												360,050	14,402	1,235,895	468,105
Warrants, exercise price (per share)																																														17.14	19.65